NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

NVIT Government Bond Fund - Class I (GBF)
12,353 shares (cost $146,784)	$147,373
NVIT Money Market Fund - Class I (SAM)
12,046,258 shares (cost $12,046,258)	12,046,258
NVIT Large Cap Growth Fund - Class I (NVOLG1)
34,414 shares (cost $520,917)	505,535
High Income Portfolio - Initial Class (FHIP)
21,890 shares (cost $110,435)	117,988
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
30,985 shares (cost $432,018)	427,598
VIP Fund - Overseas Portfolio - Initial Class (FOP)
5,793 shares (cost $108,052)	78,954
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,718 shares (cost $25,404)	23,361
Advantage Funds(R) - VT International Equity - Class 1 (WFVIE1)
1,110,797 shares (cost $5,307,701)	5,298,502
Advantage Funds(R) - VT Small Cap Growth - Class 1 (WFVSG1)
196,980 shares (cost $1,249,977)	1,518,718
Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)
579,850 shares (cost $4,283,545)	4,830,149
Advantage VT Opportunity Fund - Class 1 (WFVOP1)
1,048,097 shares (cost $17,316,629)	18,236,885
VT Omega Growth - Class 1 (EVOM)
579,274 shares (cost $8,716,206)	13,190,059

Total Investments	$56,421,380

Accounts Payable	(22)

$56,421,358

Contract Owners’ Equity:
Accumulation units	56,421,358

Total Contract Owners’ Equity (note 5)	$56,421,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	GBF	SAM	NVOLG1	FHIP	FAMP	FOP	FOPR
Reinvested dividends	$361,694	4,707	11	3,788	8,207	8,853	1,310	389
Mortality and expense risk charges (note 2)	(937,756)	(2,336)	(198,825)	(7,817)	(2,106)	(6,384)	(1,587)	(375)

Net investment income (loss)	(576,062)	2,371	(198,814)	(4,029)	6,101	2,469	(277)	14

Realized gain (loss) on investments	(2,772,512)	(3,524)	-	(401)	(4,590)	(122)	6,445	(433)
Change in unrealized gain (loss) on investments	(6,538,896)	8,017	-	(17,274)	2,277	(22,078)	(25,413)	(4,663)

Net gain (loss) on investments	(9,311,408)	4,493	-	(17,675)	(2,313)	(22,200)	(18,968)	(5,096)

Reinvested capital gains	5,636,615	432	-	2,021	-	2,151	232	51

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,250,855)	7,296	(198,814)	(19,683)	3,788	(17,580)	(19,013)	(5,031)

Investment Activity:	WFVIE1	WFVSG1	WFVSV1	WFVOP1	EVOM	EVGI
Reinvested dividends	$40,638	-	50,906	-	-	242,885
Mortality and expense risk charges (note 2)	(90,751)	(23,950)	(81,793)	(89,049)	(216,841)	(215,942)

Net investment income (loss)	(50,113)	(23,950)	(30,887)	(89,049)	(216,841)	26,943

Realized gain (loss) on investments	173,193	83,800	243,544	32,032	896,110	(4,198,566)
Change in unrealized gain (loss) on investments	(1,324,523)	(154,684)	(711,508)	920,255	(1,787,460)	(3,421,842)

Net gain (loss) on investments	(1,151,330)	(70,884)	(467,964)	952,287	(891,350)	(7,620,408)

Reinvested capital gains	285,965	-	-	-	133,034	5,212,729

Net increase (decrease) in contract owners’ equity resulting from operations	$(915,478)	(94,834)	(498,851)	863,238	(975,157)	(2,380,736)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		GBF		SAM		NVOLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(576,062)	(407,245)	2,371	3,741	(198,814)	(192,396)	(4,029)	(443)
Realized gain (loss) on investments	(2,772,512)	(7,615,691)	(3,524)	395	-	-	(401)	14
Change in unrealized gain (loss) on investments	(6,538,896)	16,498,106	8,017	(5,537)	-	-	(17,274)	1,892
Reinvested capital gains	5,636,615	251,322	432	9,403	-	-	2,021	147

Net increase (decrease) in contract owners’ equity resulting from operations	(4,250,855)	8,726,492	7,296	8,002	(198,814)	(192,396)	(19,683)	1,610

Equity transactions:
Purchase payments received from contract owners (note 3)	331,302	930,434	-	-	136,286	176,014	-	-
Transfers between funds	-	-	40,688	41,999	939,762	16,792,842	(6,129)	582,053
Redemptions (note 3)	(14,093,715)	(21,272,020)	(149,468)	(23,556)	(4,898,388)	(5,903,693)	(43,546)	(8,762)
Contingent deferred sales charges (note 2)	(3,285)	(7,102)	-	-	(182)	(2,062)	-	-
Adjustments to maintain reserves	976	(3,601)	3	(7)	(10)	(15)	(12)	5

Net equity transactions	(13,764,722)	(20,352,289)	(108,777)	18,436	(3,822,532)	11,063,086	(49,687)	573,296

Net change in contract owners’ equity	(18,015,577)	(11,625,797)	(101,481)	26,438	(4,021,346)	10,870,690	(69,370)	574,906
Contract owners’ equity beginning of period	74,436,935	86,062,732	248,847	222,409	16,067,614	5,196,924	574,906	-

Contract owners’ equity end of period	$56,421,358	74,436,935	147,366	248,847	12,046,268	16,067,614	505,536	574,906

CHANGES IN UNITS:
Beginning units	4,455,138	5,216,688	13,470	12,437	1,262,933	402,766	41,422	-
Units purchased	1,979,881	3,138,114	2,089	2,325	97,390	1,408,081	-	42,054
Units redeemed	(1,920,605)	(3,899,664)	(8,017)	(1,292)	(400,067)	(547,914)	(3,638)	(632)

Ending units	4,514,414	4,455,138	7,542	13,470	960,256	1,262,933	37,784	41,422

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FHIP		FAMP		FCP		FGOP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,101	10,868	2,469	1,506	-	(6,158)	-	(1,112)
Realized gain (loss) on investments	(4,590)	(8,066)	(122)	(1,218)	-	(119,974)	-	(21,583)
Change in unrealized gain (loss) on investments	2,277	17,030	(22,078)	49,784	-	185,207	-	39,090
Reinvested capital gains	-	-	2,151	2,257	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,788	19,832	(17,580)	52,329	-	59,075	-	16,395

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	38,959	(334)	21,837	-	(453,163)	-	(83,027)
Redemptions (note 3)	(53,825)	(49,355)	(11,163)	(17,666)	-	(77,651)	-	(27,132)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	10	(6)	(5)	(9)	-	11	-	(3)

Net equity transactions	(53,815)	(10,402)	(11,502)	4,162	-	(530,803)	-	(110,162)

Net change in contract owners’ equity	(50,027)	9,430	(29,082)	56,491	-	(471,728)	-	(93,767)
Contract owners’ equity beginning of period	168,023	158,593	456,671	400,180	-	471,728	-	93,767

Contract owners’ equity end of period	$117,996	168,023	427,589	456,671	-	-	-	-

CHANGES IN UNITS:
Beginning units	10,907	11,554	22,894	22,603	-	22,120	-	9,779
Units purchased	-	2,735	-	1,224	-	1,882	-	287
Units redeemed	(3,441)	(3,382)	(583)	(933)	-	(24,002)	-	(10,066)

Ending units	7,466	10,907	22,311	22,894	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOP		FOPR		WFVIE1		WFVSG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(277)	(270)	14	(4)	(50,113)	(43,843)	(23,950)	(11,429)
Realized gain (loss) on investments	6,445	(513)	(433)	(1,612)	173,193	40,279	83,800	25,189
Change in unrealized gain (loss) on investments	(25,413)	11,144	(4,663)	4,578	(1,324,523)	1,315,325	(154,684)	423,425
Reinvested capital gains	232	239	51	52	285,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,013)	10,600	(5,031)	3,014	(915,478)	1,311,761	(94,834)	437,185

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	60,808	10,785	6,154	22,045
Transfers between funds	-	-	765	9	(113,319)	6,382,358	32,008	1,660,869
Redemptions (note 3)	(32,245)	(49,499)	(1,749)	(4,138)	(1,030,511)	(396,750)	(339,623)	(204,675)
Contingent deferred sales charges (note 2)	-	-	-	-	(478)	(259)	(460)	(64)
Adjustments to maintain reserves	6	(4)	4	(5)	(1,581)	(8,843)	235	(118)

Net equity transactions	(32,239)	(49,503)	(980)	(4,134)	(1,085,081)	5,987,291	(301,686)	1,478,057

Net change in contract owners’ equity	(51,252)	(38,903)	(6,011)	(1,120)	(2,000,559)	7,299,052	(396,520)	1,915,242
Contract owners’ equity beginning of period	130,208	169,111	29,375	30,495	7,299,052	-	1,915,242	-

Contract owners’ equity end of period	$78,956	130,208	23,364	29,375	5,298,493	7,299,052	1,518,722	1,915,242

CHANGES IN UNITS:
Beginning units	7,388	10,702	1,969	2,279	602,938	-	149,831	-
Units purchased	-	-	76	29	9,644	645,054	4,200	170,403
Units redeemed	(1,903)	(3,314)	(128)	(339)	(103,596)	(42,116)	(28,066)	(20,572)

Ending units	5,485	7,388	1,917	1,969	508,986	602,938	125,965	149,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WFVSV1		WFVOP1		EVOM		EVFF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(30,887)	(41,054)	(89,049)	-	(216,841)	(86,107)	-	181,942
Realized gain (loss) on investments	243,544	39,613	32,032	-	896,110	551,899	-	(1,783,907)
Change in unrealized gain (loss) on investments	(711,508)	1,258,112	920,255	-	(1,787,460)	2,099,272	-	2,176,190
Reinvested capital gains	-	-	-	-	133,034	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(498,851)	1,256,671	863,238	-	(975,157)	2,565,064	-	574,225

Equity transactions:
Purchase payments received from contract owners (note 3)	28,002	53,130	22,682	-	28,667	187,749	-	65,379
Transfers between funds	(298,801)	5,849,725	18,416,271	-	(113,650)	363,548	-	(13,268,935)
Redemptions (note 3)	(1,190,251)	(370,112)	(1,065,129)	-	(2,412,333)	(3,133,985)	-	(2,035,869)
Contingent deferred sales charges (note 2)	(874)	(420)	(169)	-	(501)	(1,794)	-	(123)
Adjustments to maintain reserves	1,775	157	(12)	-	379	844	-	1

Net equity transactions	(1,460,149)	5,532,480	17,373,643	-	(2,497,438)	(2,583,638)	-	(15,239,547)

Net change in contract owners’ equity	(1,959,000)	6,789,151	18,236,881	-	(3,472,595)	(18,574)	-	(14,665,322)
Contract owners’ equity beginning of period	6,789,151	-	-	-	16,662,631	16,681,205	-	14,665,322

Contract owners’ equity end of period	$4,830,151	6,789,151	18,236,881	-	13,190,036	16,662,631	-	-

CHANGES IN UNITS:
Beginning units	556,377	-	-	-	783,674	926,687	-	1,083,329
Units purchased	4,422	596,922	1,854,714	-	4,027	49,163	-	10,673
Units redeemed	(128,877)	(40,545)	(114,694)	-	(122,941)	(192,176)	-	(1,094,002)

Ending units	431,922	556,377	1,740,020	-	664,760	783,674	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	EVGI		EVIG		EVSC		EVGR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,943	(200,190)	-	13,236	-	(38,236)	-	(12,459)
Realized gain (loss) on investments	(4,198,566)	403,181	-	(2,691,346)	-	(2,330,405)	-	(375,318)
Change in unrealized gain (loss) on investments	(3,421,842)	2,899,483	-	2,094,494	-	2,153,786	-	325,166
Reinvested capital gains	5,212,729	-	-	239,224	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,380,736)	3,102,474	-	(344,392)	-	(214,855)	-	(62,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	48,703	239,731	-	76,223	-	92,660	-	1,886
Transfers between funds	(18,897,261)	870,299	-	(6,069,909)	-	(5,406,124)	-	(1,257,233)
Redemptions (note 3)	(2,865,484)	(5,493,391)	-	(894,069)	-	(1,084,442)	-	(213,811)
Contingent deferred sales charges (note 2)	(621)	(1,916)	-	(58)	-	(92)	-	(252)
Adjustments to maintain reserves	184	3,259	-	1,167	-	381	-	(419)

Net equity transactions	(21,714,479)	(4,382,018)	-	(6,886,646)	-	(6,397,617)	-	(1,469,829)

Net change in contract owners’ equity	(24,095,215)	(1,279,544)	-	(7,231,038)	-	(6,612,472)	-	(1,532,440)
Contract owners’ equity beginning of period	24,095,215	25,374,759	-	7,231,038	-	6,612,472	-	1,532,440

Contract owners’ equity end of period	$-	24,095,215	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,001,335	1,210,937	-	538,897	-	333,020	-	147,213
Units purchased	3,319	80,267	-	40,876	-	32,910	-	41,612
Units redeemed	(1,004,654)	(289,869)	-	(579,773)	-	(365,930)	-	(188,825)

Ending units	-	1,001,335	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	EVSI
	2011	2010
Investment activity:
Net investment income (loss)	$-	15,163
Realized gain (loss) on investments	-	(1,342,319)
Change in unrealized gain (loss) on investments	-	1,449,665
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	122,509

Equity transactions:
Purchase payments received from contract owners (note 3)	-	4,832
Transfers between funds	-	(6,066,107)
Redemptions (note 3)	-	(1,283,464)
Annuity benefits	-	-
Contingent deferred sales charges (note 2)	-	(62)
Adjustments to maintain reserves	-	3

Net equity transactions	-	(7,344,798)

Net change in contract owners’ equity	-	(7,222,289)
Contract owners’ equity beginning of period	-	7,222,289

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	482,365
Units purchased	-	11,617
Units redeemed	-	(493,982)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

WELLS FARGO FUNDS

Advantage Funds(R) - VT International Equity - Class 1 (WFVIE1)

Advantage Funds(R) - VT Small Cap Growth - Class 1 (WFVSG1)

Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)

Advantage VT Opportunity Fund - Class 1 (WFVOP1)

VT Omega Growth - Class 1 (EVOM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7.0% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6.0% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0.0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25%, and an administrative charge of 0.15%, for a total variable account charge of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $39,032 and $452,575 respectively, and transfers from the Account to the fixed account were $1,684,518 and $3,477,602, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

For guaranteed minimum death benefits, the Company contributed $154,358 and $271,018 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$56,421,380	$0	$0	$56,421,380

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

		Purchases of Investments	Sales of Investments
NVIT Government Bond Fund - Class I (GBF)		$45,816	$151,798
NVIT Money Market Fund - Class I (SAM)		425,860	4,447,229
NVIT Large Cap Growth Fund - Class I (NVOLG1)		5,809	57,530
High Income Portfolio - Initial Class (FHIP)		8,207	55,939
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)		11,004	17,889
VIP Fund - Contrafund Portfolio - Initial Class (FCP)		0	6
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)		0	3
VIP Fund - Overseas Portfolio - Initial Class (FOP)		1,543	33,838
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)		1,428	2,352
Advantage Funds(R) - VT International Equity - Class 1 (WFVIE1)		416,697	1,308,429
Advantage Funds(R) - VT Small Cap Growth - Class 1 (WFVSG1)		50,482	376,624
Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)		73,561	1,563,679
Advantage VT Opportunity Fund - Class 1 (WFVOP1)		18,510,335	1,225,738
VT Omega Growth - Class 1 (EVOM)		159,046	2,740,266
VA Fundamental Large Cap Fund - Class 1(obsolete) (EVGI)		5,467,746	21,942,605

	Total	$25,177,534	$33,923,925

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

Nationwide Variable Account-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2011	1.40%	7,542	$19.539322	$147,366	2.82%	5.76%
2010	1.40%	13,470	18.475568	248,847	2.94%	3.31%
2009	1.40%	12,437	17.882763	222,409	3.56%	1.25%
2008	1.40%	5,360	17.661841	94,667	4.16%	6.21%
2007	1.40%	8,768	16.628917	145,802	4.77%	5.65%
NVIT Money Market Fund - Class I (SAM)
2011	1.40%	960,256	12.544839	12,046,268	0.00%	-1.40%
2010	1.40%	1,262,933	12.722460	16,067,614	0.00%	-1.40%
2009	1.40%	402,766	12.903085	5,196,924	0.05%	-1.36%
2008	1.40%	574,842	13.080803	7,519,395	2.11%	0.62%
2007	1.40%	729,276	12.999564	9,480,270	4.82%	3.32%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.40%	37,784	13.379633	505,536	0.68%	-3.60%
2010	1.40%	41,422	13.879239	574,906	0.00%	7.28%
High Income Portfolio -Initial Class (FHIP)
2011	1.40%	7,466	15.802260	117,996	5.45%	2.58%
2010	1.40%	10,907	15.405041	168,023	7.76%	12.23%
2009	1.40%	11,554	13.726238	158,593	6.16%	41.94%
2008	1.40%	20,659	9.670160	199,776	8.63%	-26.04%
2007	1.40%	22,274	13.074130	291,213	7.75%	1.34%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	1.40%	22,311	19.164932	427,589	1.94%	-3.92%
2010	1.40%	22,894	19.947208	456,671	1.77%	12.67%
2009	1.40%	22,603	17.704739	400,180	2.52%	27.31%
2008	1.40%	27,331	13.907251	380,099	2.32%	-29.72%
2007	1.40%	38,778	19.787651	767,326	6.09%	13.88%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	22,120	21.325859	471,728	1.35%	33.81%
2008	1.40%	27,963	15.937430	445,658	0.79%	-43.32%
2007	1.40%	41,473	28.118509	1,166,159	0.72%	15.94%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.40%	9,779	9.588657	93,767	0.47%	43.81%
2008	1.40%	12,464	6.667612	83,105	0.25%	-55.65%
2007	1.40%	27,600	15.033820	414,933	0.00%	21.45%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	1.40%	5,485	14.394972	78,956	1.14%	-18.32%
2010	1.40%	7,388	17.624181	130,208	1.24%	11.53%
2009	1.40%	10,702	15.801833	169,111	2.07%	24.76%
2008	1.40%	12,932	12.665983	163,796	2.46%	-44.59%
2007	1.40%	15,424	22.860037	352,593	3.34%	15.66%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	1.40%	1,917	12.187950	23,364	1.42%	-18.30%
2010	1.40%	1,969	14.918680	29,375	1.40%	11.49%
2009	1.40%	2,279	13.380863	30,495	1.23%	24.83%
2008	1.40%	6,549	10.719167	70,200	2.99%	-44.60%
2007	1.40%	5,425	19.349661	104,972	3.37%	15.70%
Advantage Funds(R) - VT International Equity -Class 1 (WFVIE1)
2011	1.40%	508,986	10.409921	5,298,493	0.62%	-14.01%
2010	1.40%	602,938	12.105829	7,299,052	0.00%	21.06%	7/16/2010
Advantage Funds(R) - VT Small Cap Growth -Class 1 (WFVSG1)
2011	1.40%	125,965	12.056700	1,518,722	0.00%	-5.68%
2010	1.40%	149,831	12.782681	1,915,242	0.00%	27.83%	7/16/2010
Advantage Funds(R) - VT Small Cap Value - Class 1 (WFVSV1)
2011	1.40%	431,922	11.182900	4,830,151	0.86%	-8.36%
2010	1.40%	556,377	12.202450	6,789,151	0.00%	22.02%	7/16/2010

Nationwide Variable Account-6

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 1 (WFVOP1)
2011	1.40%	1,740,020	$10.480846	$18,236,881	0.00%	4.81%	8/26/2011
VT Omega Growth - Class 1 (EVOM)
2011	1.40%	664,760	19.841832	13,190,036	0.00%	-6.68%
2010	1.40%	783,674	21.262169	16,662,631	0.86%	18.12%
2009	1.40%	926,687	18.000867	16,681,205	1.44%	41.95%
2008	1.40%	1,106,253	12.680850	14,028,228	0.00%	-28.22%
2007	1.40%	1,503,896	17.665363	26,566,869	0.52%	10.39%
VA Diversified Capital Builder Fund - Class 1(obsolete) (EVFF)
2009	1.40%	1,083,329	13.537287	14,665,322	3.36%	38.44%
2008	1.40%	1,354,501	9.778506	13,244,996	0.00%	-46.28%
2007	1.40%	1,881,960	18.202160	34,255,737	4.01%	5.18%
VA Diversified Income Builder Fund - Class 1(obsolete) (EVSI)
2009	1.40%	482,365	14.972696	7,222,289	5.60%	31.42%
2008	1.40%	652,995	11.393070	7,439,618	6.54%	-30.41%
2007	1.40%	958,662	16.371184	15,694,432	4.36%	2.25%
VA Fundamental Large Cap Fund - Class 1(obsolete) (EVGI)
2010	1.40%	1,001,335	24.063115	24,095,215	0.56%	14.83%
2009	1.40%	1,210,937	20.954649	25,374,759	1.16%	34.15%
2008	1.40%	1,538,771	15.619879	24,035,417	1.29%	-33.79%
2007	1.40%	2,179,533	23.591705	51,418,900	0.99%	6.77%
VA Growth Fund - Class 1(obsolete) (EVGR)
2009	1.40%	147,213	10.409754	1,532,440	0.01%	37.82%
2008	1.40%	185,262	7.553173	1,399,316	0.03%	-41.96%
2007	1.40%	256,950	13.012685	3,343,609	0.00%	9.48%
VA International Equity Fund - Class 1(obsolete) (EVIG)
2009	1.40%	538,897	13.418194	7,231,038	3.54%	14.32%
2008	1.40%	664,711	11.737211	7,801,853	0.00%	-42.31%
2007	1.40%	953,390	20.344309	19,396,061	2.13%	13.38%
VA Special Values Fund - Class 1(obsolete) (EVSC)
2009	1.40%	333,020	19.856022	6,612,472	0.61%	27.59%
2008	1.40%	434,499	15.562725	6,761,988	1.02%	-32.27%
2007	1.40%	625,728	22.977896	14,377,913	1.31%	-8.82%

2011	Reserves for annuity contracts in payout phase:	0
2011	Contract owners equity:	$56,421,358
2010	Reserves for annuity contracts in payout phase:	0
2010	Contract owners equity:	$74,436,935
2009	Reserves for annuity contracts in payout phase:	0
2009	Contract owners equity:	$86,062,732
2008	Reserves for annuity contracts in payout phase:	0
2008	Contract owners equity:	$83,668,112
2007	Reserves for annuity contracts in payout phase:	20,459
2007	Contract owners equity:	$177,797,248

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.